SHAREHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number, Options outstanding at the beginning of the period	43,994
Number, Granted	0
Number, Exercised	0
Number, Forfeited	(10,823)
Number, Options outstanding at the end of the period	33,171	43,994
Number, Options exercisable at the end of the period	33,171
Average exercise price, Options outstanding at the beginning of the period	$ 41.27
Average exercise price, Granted	0
Average exercise price, Exercised	0
Average exercise price, Forfeited	52.78
Average exercise price, Options outstanding at the end of the period	37.51	$ 41.27
Average exercise price, Options exercisable at the end of the period	$ 37.51
Average remaining contractual life (in years), Options outstanding at the beginning of the period	4 years 4 months 20 days	4 years 4 months 20 days
Average remaining contractual life (in years), Options exercisable at the end of the period	4 years 4 months 20 days